Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	GrafTech International LTD.
Entity Central Index Key	0000931148
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false